Hartford Growth Opportunities HLS Fund
Schedule of Investments March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.3%
	Automobiles & Components - 0.9%
23,205	Tesla, Inc.*	$12,159,420
	Capital Goods - 3.1%
898,924	API Group Corp.*(1)	6,292,468
81,967	L3Harris Technologies, Inc.	14,763,896
249,684	Trane Technologies plc	20,621,402
		41,677,766
	Commercial & Professional Services - 2.6%
200,679	Copart, Inc.*	13,750,525
29,961	CoStar Group, Inc.*	17,593,399
18,785	Klarna Holding AB(2)(3)(4)	3,756,179
		35,100,103
	Consumer Durables & Apparel - 1.2%
608,252	Peloton Interactive, Inc. Class A*	16,149,091
	Consumer Services - 3.5%
353,610	Aramark	7,061,592
19,675	Chipotle Mexican Grill, Inc.*	12,875,320
1,556,596	DraftKings, Inc.*(2)(3)(4)	6,178,596
17,095	Marriott Vacations Worldwide Corp.	950,140
209,558	Planet Fitness, Inc. Class A*	10,205,475
573,279	Target Hospitality Corp.*	1,140,825
55,810	Vail Resorts, Inc.	8,243,695
		46,655,643
	Diversified Financials - 2.2%
152,027	American Express Co.	13,015,032
327,583	Blackstone Group, Inc. Class A	14,927,957
182,167	Digital Landscape Group, Inc.*(2)(4)	1,430,466
		29,373,455
	Food, Beverage & Tobacco - 1.6%
373,044	Monster Beverage Corp.*	20,987,455
	Health Care Equipment & Services - 12.5%
152,321	ABIOMED, Inc.*	22,110,916
93,741	Danaher Corp.	12,974,692
154,325	DexCom, Inc.*	41,555,093
16,158	Haemonetics Corp.*	1,610,306
181,600	Insulet Corp.*	30,087,488
73,348	Intuitive Surgical, Inc.*	36,322,663
99,613	Novocure Ltd.*	6,707,940
97,852	Veeva Systems, Inc. Class A*	15,301,117
		166,670,215
	Media & Entertainment - 12.2%
301,043	Activision Blizzard, Inc.	17,906,038
131,381	Facebook, Inc. Class A*	21,914,351
79,870	Live Nation Entertainment, Inc.*	3,630,890
100,362	Match Group, Inc.*(5)	6,627,906
134,598	Netflix, Inc.*	50,541,549
325,908	Spotify Technology S.A.*	39,578,268
229,475	Walt Disney Co.	22,167,285
		162,366,287
	Pharmaceuticals, Biotechnology & Life Sciences - 11.0%
54,429	Argenx SE ADR*	7,169,932
58,554	Ascendis Pharma A/S ADR*	6,593,766
430,123	AstraZeneca plc ADR	19,209,293
35,075	Biogen, Inc.*	11,097,028
839,149	Elanco Animal Health, Inc.*	18,788,546
304,090	Exact Sciences Corp.*	17,637,220
5,016	Galapagos N.V. ADR*(5)	982,735
104,872	Galapagos N.V.*	20,594,480
40,309	Reata Pharmaceuticals, Inc. Class A*	5,818,201

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

140,063	Thermo Fisher Scientific, Inc.	$39,721,867
		147,613,068
	Real Estate - 0.0%
10,657	We Co. Class A*(2)(3)(4)	106,630
	Retailing - 12.0%
60,661	Amazon.com, Inc.*	118,271,965
41,578	JAND, Inc. Class A(2)(3)(4)	550,493
323,040	Lowe’s Cos., Inc.	27,797,592
256,104	TJX Cos., Inc.	12,244,332
38,805	Tory Burch LLC*(2)(3)(4)	1,490,102
		160,354,484
	Semiconductors & Semiconductor Equipment - 8.4%
1,079,972	Advanced Micro Devices, Inc.*	49,117,127
884,172	Marvell Technology Group Ltd.	20,008,812
162,374	NVIDIA Corp.	42,801,786
		111,927,725
	Software & Services - 20.9%
181,671	2U, Inc.*	3,855,059
45,679	Fair Isaac Corp.*	14,054,971
426,401	GoDaddy, Inc. Class A*	24,351,761
303,459	Guidewire Software, Inc.*	24,067,333
345,377	PayPal Holdings, Inc.*	33,066,394
32,269	RingCentral, Inc. Class A*	6,838,124
67,818	ServiceNow, Inc.*	19,435,282
943,741	Slack Technologies, Inc. Class A*(5)	25,330,008
358,803	Splunk, Inc.*	45,291,703
561,776	Square, Inc. Class A*	29,425,827
12,800	Trade Desk, Inc. Class A*	2,470,400
290,194	Workday, Inc. Class A*	37,789,063
90,024	Zoom Video Communications, Inc. Class A*(5)	13,154,307
		279,130,232
	Technology Hardware & Equipment - 0.7%
37,431	Apple, Inc.	9,518,329
	Transportation - 1.5%
722,625	Uber Technologies, Inc.*	20,175,690
	Total Common Stocks (cost $1,199,809,975)	$1,259,965,593
Exchange-Traded Funds - 1.7%
	Other Investment Pools & Funds - 1.7%
156,142	iShares Russell 1000 Growth ETF	23,522,792
	Total Exchange-Traded Funds (cost $23,187,508)	$23,522,792
Convertible Preferred Stocks - 1.9%
	Real Estate - 0.2%
145,709	We Co. Series D1*(2)(3)(4)	1,626,454
114,486	We Co. Series D2*(2)(3)(4)	1,277,933
		2,904,387
	Retailing - 1.0%
102,040	Honest Co., Inc. Series C*(2)(3)(4)	3,412,218
92,843	JAND, Inc. Series D*(2)(3)(4)	1,314,657
1,605,750	Coupang LLC *(2)(3)(4)	8,719,222
		13,446,097
	Software & Services - 0.7%
1,871,878	Essence Group Holdings Corp. Series 3*(2)(3)(4)	4,155,569
366,944	MarkLogic Corp. Series F*(2)(3(4))	2,840,147
287,204	Lookout, Inc. Series F*(2)(3)(4)	2,013,300
		9,009,016
	Total Convertible Preferred Stocks (cost $23,661,221)	$25,359,500

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Escrows - 0.0%(6)
	Software & Services - 0.0%
210,735	Veracode, Inc.*(2)(3)(4)		$114,640
	Total Escrows (cost $—)		$114,640
Warrants - 0.0%
	Consumer Services - 0.0%
191,133	Target Hospitality Corp. Expires 3/15/24*		28,670
	Diversified Financials - 0.0%
516,400	Digital Landscape Group, Inc.*(2)(4)		23,238
	Total Warrants (cost $263,371)		$51,908
	Total Long-Term Investments (cost $1,246,922,075)		$1,309,014,433
Short-Term Investments - 3.4%
	Other Investment Pools & Funds - 2.1%
27,438,622	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.22%(7)		27,438,622
	Securities Lending Collateral - 1.3%
895,195	Citibank NA DDCA, 0.08%, 4/1/2020(7)		895,195
9,595,470	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(7)		9,595,470
1,905,812	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.32%(7)		1,905,812
5,477,290	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.22%(7)		5,477,290
			17,873,767
	Total Short-Term Investments (cost $45,312,389)		$45,312,389
	Total Investments (cost $1,292,234,464)	101.3%	$1,354,326,822
	Other Assets and Liabilities	(1.3)%	(17,935,325)
	Total Net Assets	100.0%	$1,336,391,497

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of this security was $6,292,468, representing 0.5% of net assets.

(2)	Investment valued using significant unobservable inputs.
(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $37,556,140 or 2.8% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
11/2014	Coupang LLC Convertible Preferred	1,605,750	$4,998,894	$8,719,222
12/2014	DraftKings, Inc.	1,556,596	2,280,348	6,178,596

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	1,871,878	2,960,001	$4,155,569
08/2014	Honest Co., Inc. Series C Convertible Preferred	102,040	2,760,927	3,412,218
04/2015	JAND, Inc. Class A	41,578	477,536	550,493
04/2015	JAND, Inc. Series D Convertible Preferred	92,843	1,066,330	1,314,657
08/2015	Klarna Holding AB	18,785	2,060,349	3,756,179
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	3,280,760	2,013,300
04/2015	MarkLogic Corp. Series F Convertible Preferred	366,944	4,261,761	2,840,147
11/2013	Tory Burch LLC	38,805	3,041,403	1,490,102
04/2017	Veracode, Inc.	210,735	—	114,640
12/2014	We Co. Class A	10,657	177,451	106,630
12/2014	We Co. Series D1 Convertible Preferred	145,709	2,426,224	1,626,454
12/2014	We Co. Series D2 Convertible Preferred	114,486	1,906,324	1,277,933

			$31,698,308	$37,556,140

(4)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2020, the aggregate fair value of these securities was $39,009,844, which represented 2.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$12,159,420	$12,159,420	$—	$—
Capital Goods	41,677,766	35,385,298	6,292,468	—
Commercial & Professional Services	35,100,103	31,343,924	—	3,756,179
Consumer Durables & Apparel	16,149,091	16,149,091	—	—
Consumer Services	46,655,643	40,477,047	—	6,178,596
Diversified Financials	29,373,455	27,942,989	—	1,430,466
Food, Beverage & Tobacco	20,987,455	20,987,455	—	—
Health Care Equipment & Services	166,670,215	166,670,215	—	—
Media & Entertainment	162,366,287	162,366,287	—	—
Pharmaceuticals, Biotechnology & Life Sciences	147,613,068	127,018,588	20,594,480	—
Real Estate	106,630	—	—	106,630
Retailing	160,354,484	158,313,889	—	2,040,595
Semiconductors & Semiconductor Equipment	111,927,725	111,927,725	—	—
Software & Services	279,130,232	279,130,232	—	—
Technology Hardware & Equipment	9,518,329	9,518,329	—	—
Transportation	20,175,690	20,175,690	—	—
Exchange-Traded Funds	23,522,792	23,522,792	—	—
Convertible Preferred Stocks	25,359,500	—	—	25,359,500
Escrows	114,640	—	—	114,640
Warrants	51,908	28,670	—	23,238
Short-Term Investments	45,312,389	45,312,389	—	—

Total	$1,354,326,822	$1,288,430,030	$26,886,948	$39,009,844

(1)	For the period ended March 31, 2020, investments valued at $13,712,531 were transferred out of Level 3 due to expiration of trading restrictions and there were no transfers into Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended March 31, 2020:

	Common Stocks	Convertible Preferred Stocks	Escrows	Warrants	Total
Beginning balance	$28,496,099	$28,498,506	$129,224	$25,820	$57,149,649

Purchases	1,819,848	—	—	5,164	1,825,012

Sales	(1,819,848)	—	(11,183)	(5,164)	(1,836,195)

Accrued discounts/(premiums)	—	—	—	—	—

Total realized gain/(loss)	—	—	11,183	—	11,183

Net change in unrealized appreciation/depreciation	(1,271,102)	(3,139,006)	(14,584)	(2,582)	(4,427,274)

Transfers into Level 3	—	—	—	—	—

Transfers out of Level 3	(13,712,531)	—	—	—	(13,712,531)

Ending balance	13,512,466	25,359,500	114,640	23,238	39,009,844

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at March 31, 2020 was $(4,622,476).

Hartford MidCap Growth HLS Fund
Schedule of Investments March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.3%
	Capital Goods - 7.7%
17,376	Albany International Corp. Class A	$822,406
29,581	BWX Technologies, Inc.	1,440,891
14,245	HEICO Corp. Class A	910,255
39,802	Hexcel Corp.	1,480,236
14,080	Lincoln Electric Holdings, Inc.	971,520
		5,625,308
	Commercial & Professional Services - 6.1%
16,205	Copart, Inc.*	1,110,367
5,193	Equifax, Inc.	620,304
16,058	IHS Markit Ltd.	963,480
16,697	TransUnion	1,105,007
17,776	TriNet Group, Inc.*	669,444
		4,468,602
	Consumer Durables & Apparel - 2.7%
103,020	Under Armour, Inc. Class A*	948,814
50,738	YETI Holdings, Inc.*	990,406
		1,939,220
	Consumer Services - 9.0%
49,468	Aramark	987,876
20,479	Bright Horizons Family Solutions, Inc.*	2,088,858
3,143	Domino’s Pizza, Inc.	1,018,552
16,571	Grand Canyon Education, Inc.*	1,264,119
8,389	Vail Resorts, Inc.	1,239,139
		6,598,544
	Diversified Financials - 4.4%
35,426	Hamilton Lane, Inc. Class A	1,959,412
2,161	MarketAxess Holdings, Inc.	718,684
1,767	MSCI, Inc.	510,592
		3,188,688
	Food & Staples Retailing - 0.5%
15,286	Performance Food Group Co.*	377,870
	Health Care Equipment & Services - 6.3%
8,023	ABIOMED, Inc.*	1,164,619
7,381	IDEXX Laboratories, Inc.*	1,787,973
10,058	Penumbra, Inc.*	1,622,657
		4,575,249
	Media & Entertainment - 5.9%
13,809	Electronic Arts, Inc.*	1,383,247
21,388	Liberty Media Corp-Liberty Formula One Class C*	582,395
11,922	Roku, Inc.*	1,042,937
11,116	Take-Two Interactive Software, Inc.*	1,318,469
		4,327,048
	Pharmaceuticals, Biotechnology & Life Sciences - 10.2%
20,723	Bluebird Bio, Inc.*	952,429
11,511	ICON plc*	1,565,496
19,009	Incyte Corp.*	1,392,029
2,804	Mettler-Toledo International, Inc.*	1,936,190
13,716	Seattle Genetics, Inc.*	1,582,552
		7,428,696
	Real Estate - 2.5%
6,780	SBA Communications Corp. REIT	1,830,397
	Retailing - 5.2%
13,407	Burlington Stores, Inc.*	2,124,473
28,680	Etsy, Inc.*	1,102,459
1,785	O’Reilly Automotive, Inc.*	537,375
		3,764,307

Hartford MidCap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Semiconductors & Semiconductor Equipment - 6.9%
10,831	First Solar, Inc.*		$390,566
12,594	KLA Corp.		1,810,262
6,870	Microchip Technology, Inc.		465,786
8,641	Monolithic Power Systems, Inc.		1,447,022
16,367	Teradyne, Inc.		886,600
			5,000,236
	Software & Services - 24.5%
14,479	Avalara, Inc.*		1,080,133
23,079	Black Knight, Inc.*		1,339,967
19,775	Blackbaud, Inc.		1,098,501
21,681	Ceridian HCM Holding, Inc.*		1,085,568
12,403	DocuSign, Inc.*		1,146,037
10,726	Gartner, Inc.*		1,067,988
24,074	GoDaddy, Inc. Class A*		1,374,866
21,146	Guidewire Software, Inc.*		1,677,089
38,581	Slack Technologies, Inc. Class A*		1,035,514
11,708	Splunk, Inc.*		1,477,901
34,481	Square, Inc. Class A*		1,806,115
46,062	SS&C Technologies Holdings, Inc.		2,018,437
5,530	Tyler Technologies, Inc.*		1,639,977
			17,848,093
	Technology Hardware & Equipment - 3.5%
12,442	CDW Corp.		1,160,465
7,139	Coherent, Inc.*		759,661
11,066	Itron, Inc.*		617,815
			2,537,941
	Transportation - 1.9%
15,370	J.B. Hunt Transport Services, Inc.		1,417,575
	Total Common Stocks (cost $75,661,121)		$70,927,774
Short-Term Investments - 2.6%
	Other Investment Pools & Funds - 2.6%
1,894,157	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.22%(1)		1,894,157
	Total Short-Term Investments (cost $1,894,157)		$1,894,157
	Total Investments (cost $77,555,278)	99.9%	$72,821,931
	Other Assets and Liabilities	0.1%	42,262
	Total Net Assets	100.0%	$72,864,193

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Hartford MidCap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Other Abbreviations:
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Hartford MidCap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Capital Goods	$5,625,308	$5,625,308	$—	$—
Commercial & Professional Services	4,468,602	4,468,602	—	—
Consumer Durables & Apparel	1,939,220	1,939,220	—	—
Consumer Services	6,598,544	6,598,544	—	—
Diversified Financials	3,188,688	3,188,688	—	—
Food & Staples Retailing	377,870	377,870	—	—
Health Care Equipment & Services	4,575,249	4,575,249	—	—
Media & Entertainment	4,327,048	4,327,048	—	—
Pharmaceuticals, Biotechnology & Life Sciences	7,428,696	7,428,696	—	—
Real Estate	1,830,397	1,830,397	—	—
Retailing	3,764,307	3,764,307	—	—
Semiconductors & Semiconductor Equipment	5,000,236	5,000,236	—	—
Software & Services	17,848,093	17,848,093	—	—
Technology Hardware & Equipment	2,537,941	2,537,941	—	—
Transportation	1,417,575	1,417,575	—	—
Short-Term Investments	1,894,157	1,894,157	—	—

Total	$72,821,931	$72,821,931	$—	$—

(1) For the period ended March 31, 2020, there were no transfers in and out of Level 3.

Hartford Small Cap Growth HLS Fund
Schedule of Investments March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.6%
	Automobiles & Components - 0.8%
116,181	Thor Industries, Inc.(1)	$4,900,514
55,006	Visteon Corp.*	2,639,188
		7,539,702
	Banks - 3.4%
224,328	First Busey Corp.	3,838,252
269,394	First Hawaiian, Inc.	4,453,083
849,199	MGIC Investment Corp.	5,392,414
235,637	Seacoast Banking Corp. of Florida*	4,314,513
442,831	Sterling Bancorp	4,627,584
104,807	Synovus Financial Corp.	1,840,411
200,125	Triumph Bancorp, Inc.*	5,203,250
94,427	Western Alliance Bancorp	2,890,410
		32,559,917
	Capital Goods - 13.4%
264,627	Aerojet Rocketdyne Holdings, Inc.*	11,069,347
236,932	Altra Industrial Motion Corp.	4,143,941
75,760	American Woodmark Corp.*	3,452,383
194,987	Applied Industrial Technologies, Inc.	8,914,806
68,994	Armstrong World Industries, Inc.	5,479,503
102,683	Axon Enterprise, Inc.*	7,266,876
81,591	AZZ, Inc.	2,294,339
138,777	BWX Technologies, Inc.	6,759,828
76,045	Curtiss-Wright Corp.	7,027,318
120,204	EnerSys	5,952,502
137,576	Generac Holdings, Inc.*	12,817,956
159,506	ITT, Inc.	7,235,192
120,480	John Bean Technologies Corp.	8,948,050
112,171	Mercury Systems, Inc.*(1)	8,002,279
188,671	Patrick Industries, Inc.	5,312,975
294,573	Rexnord Corp.	6,677,970
194,818	SPX Corp.*	6,358,860
153,810	SPX FLOW, Inc.*	4,371,280
77,333	Trex Co., Inc.*	6,197,467
		128,282,872
	Commercial & Professional Services - 4.5%
221,133	ASGN, Inc.*	7,810,418
129,092	Clean Harbors, Inc.*	6,627,583
169,300	Exponent, Inc.	12,174,363
90,273	Huron Consulting Group, Inc.*	4,094,783
99,984	Insperity, Inc.	3,729,403
91,574	MSA Safety, Inc.	9,267,289
		43,703,839
	Consumer Durables & Apparel - 5.4%
735,683	American Outdoor Brands Corp.*	6,106,169
82,873	Carter’s, Inc.	5,447,242
123,206	Oxford Industries, Inc.	4,467,450
89,116	PVH Corp.	3,354,326
359,322	Steven Madden Ltd.	8,347,050
130,419	TopBuild Corp.*	9,343,217
428,981	Under Armour, Inc. Class C*	3,457,587
371,636	Wolverine World Wide, Inc.	5,648,867
278,881	YETI Holdings, Inc.*	5,443,757
		51,615,665
	Consumer Services - 1.9%
82,739	Dunkin’ Brands Group, Inc.	4,393,441
71,622	Marriott Vacations Worldwide Corp.	3,980,751
126,525	Wingstop, Inc.	10,084,042
		18,458,234

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Diversified Financials - 1.8%
214,728	Blucora, Inc.*	$2,587,472
177,422	OneMain Holdings, Inc.	3,392,309
903,195	SLM Corp.	6,493,972
125,408	Stifel Financial Corp.	5,176,842
		17,650,595
	Energy - 0.3%
99,323	Diamondback Energy, Inc.	2,602,263
	Food & Staples Retailing - 1.2%
28,014	Casey’s General Stores, Inc.(1)	3,711,575
313,787	Performance Food Group Co.*	7,756,815
		11,468,390
	Food, Beverage & Tobacco - 2.9%
14,508	Boston Beer Co., Inc. Class A*	5,332,561
138,452	Freshpet, Inc.*	8,842,929
717,456	Hostess Brands, Inc.*	7,648,081
304,034	Simply Good Foods Co.*	5,855,695
		27,679,266
	Health Care Equipment & Services - 15.2%
71,360	Addus HomeCare Corp.*	4,823,936
31,911	Amedisys, Inc.*	5,856,945
210,057	AtriCure, Inc.*	7,055,815
153,623	Cardiovascular Systems, Inc.*	5,409,066
232,444	Globus Medical, Inc. Class A*	9,885,843
103,844	Haemonetics Corp.*	10,349,093
365,056	HMS Holdings Corp.*	9,224,965
15,642	ICU Medical, Inc.*	3,156,086
145,761	Integer Holdings Corp.*	9,162,537
164,130	Integra LifeSciences Holdings Corp.*	7,331,687
61,592	iRhythm Technologies, Inc.*(1)	5,010,509
79,559	LHC Group, Inc.*(1)	11,154,172
75,294	NuVasive, Inc.*	3,814,394
201,083	Omnicell, Inc.*	13,187,023
372,262	OraSure Technologies, Inc.*	4,005,539
94,671	Providence Service Corp.*	5,195,545
814,162	R1 RCM, Inc.*	7,400,733
146,667	Tandem Diabetes Care, Inc.*	9,438,021
72,802	Teladoc Health, Inc.*(1)	11,285,038
41,405	U.S. Physical Therapy, Inc.(1)	2,856,945
		145,603,892
	Household & Personal Products - 0.5%
271,280	BellRing Brands, Inc. Class A*	4,625,324
	Insurance - 1.7%
243,148	James River Group Holdings Ltd.	8,811,684
106,462	Kemper Corp.	7,917,579
		16,729,263
	Materials - 2.6%
214,106	Boise Cascade Co.	5,091,441
588,385	Graphic Packaging Holding Co.	7,178,297
114,473	Ingevity Corp.*	4,029,450
224,106	Louisiana-Pacific Corp.	3,850,141
242,681	PolyOne Corp.	4,603,658
		24,752,987
	Media & Entertainment - 0.6%
90,270	Cardlytics, Inc.*	3,155,839
152,891	Cargurus, Inc.*	2,895,756
		6,051,595
	Pharmaceuticals, Biotechnology & Life Sciences - 16.3%
118,256	ACADIA Pharmaceuticals, Inc.*	4,996,316
83,843	Acceleron Pharma, Inc.*	7,534,970
145,720	Aerie Pharmaceuticals, Inc.*	1,967,220

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

247,092	Akebia Therapeutics, Inc.*	$1,872,957
85,096	Allakos, Inc.*(1)	3,785,921
192,666	Apellis Pharmaceuticals, Inc.*	5,161,522
131,486	Arena Pharmaceuticals, Inc.*	5,522,412
120,621	Biohaven Pharmaceutical Holding Co., Ltd.*	4,104,733
70,590	Blueprint Medicines Corp.*	4,128,103
110,394	Constellation Pharmaceuticals, Inc.*	3,469,684
204,430	Dicerna Pharmaceuticals, Inc.*	3,755,379
7,944	G1 Therapeutics, Inc.*	87,543
109,015	Global Blood Therapeutics, Inc.*	5,569,576
224,633	Heron Therapeutics, Inc.*(1)	2,637,191
372,300	ImmunoGen, Inc.*	1,269,543
259,392	Iovance Biotherapeutics, Inc.*	7,764,900
174,800	Karyopharm Therapeutics, Inc.*	3,357,908
96,462	Kodiak Sciences, Inc.*(1)	4,601,237
42,005	Madrigal Pharmaceuticals, Inc.*(1)	2,804,254
54,498	Mirati Therapeutics, Inc.*(1)	4,189,261
230,391	Momenta Pharmaceuticals, Inc.*	6,266,635
129,503	MyoKardia, Inc.*	6,071,101
204,366	NanoString Technologies, Inc.*	4,915,002
94,048	Principia Biopharma, Inc.*	5,584,570
137,693	PTC Therapeutics, Inc.*	6,142,485
321,308	Radius Health, Inc.*	4,177,004
159,444	RAPT Therapeutics, Inc.*(1)	3,391,374
37,110	Reata Pharmaceuticals, Inc. Class A*	5,356,457
97,714	REGENXBIO, Inc.*	3,163,979
52,562	Repligen Corp.*	5,074,336
267,912	Revance Therapeutics, Inc.*	3,965,098
228,667	Rhythm Pharmaceuticals, Inc.*(1)	3,480,312
10,911	Syneos Health, Inc.*	430,112
171,431	Theravance Biopharma, Inc.*	3,961,770
93,692	Turning Point Therapeutics, Inc.*	4,184,285
150,256	Ultragenyx Pharmaceutical, Inc.*	6,675,874
182,079	Y-mAbs Therapeutics, Inc.*	4,752,262
		156,173,286
	Real Estate - 3.3%
298,772	Columbia Property Trust, Inc. REIT	3,734,650
61,454	Coresite Realty Corp. REIT	7,122,519
227,697	Corporate Office Properties Trust REIT	5,038,935
245,722	Essential Properties Realty Trust, Inc. REIT	3,209,129
433,058	Independence Realty Trust, Inc. REIT	3,871,538
62,237	PS Business Parks, Inc. REIT	8,434,358
		31,411,129
	Retailing - 1.9%
49,506	American Eagle Outfitters, Inc.	393,573
494,593	Caleres, Inc.	2,571,884
158,513	Core-Mark Holding Co., Inc.	4,528,716
179,777	Floor & Decor Holdings, Inc. Class A*	5,769,044
174,923	Foot Locker, Inc.	3,857,052
48,639	Urban Outfitters, Inc.*	692,619
		17,812,888
	Semiconductors & Semiconductor Equipment - 3.6%
326,087	Cohu, Inc.	4,036,957
211,038	Entegris, Inc.	9,448,171
436,199	FormFactor, Inc.*	8,763,238
20,110	MKS Instruments, Inc.	1,637,960
178,645	Onto Innovation, Inc.*	5,300,397
59,996	Power Integrations, Inc.	5,299,447
		34,486,170
	Software & Services - 12.0%
252,555	8x8, Inc.*	3,500,412
121,088	Blackbaud, Inc.	6,726,438
40,497	CACI International, Inc. Class A*	8,550,942

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

98,822	Everbridge, Inc.*(1)		$10,510,708
98,423	ExlService Holdings, Inc.*		5,120,949
209,948	Five9, Inc.*(1)		16,052,624
34,071	HubSpot, Inc.*		4,537,917
148,562	LiveRamp Holdings, Inc.*		4,890,661
219,653	Medallia, Inc.*(1)		4,401,846
48,734	Paylocity Holding Corp.*		4,304,187
92,914	Pegasystems, Inc.		6,618,264
101,917	PROS Holdings, Inc.*		3,162,485
94,069	Q2 Holdings, Inc.*		5,555,715
174,909	Rapid7, Inc.*		7,578,807
37,200	SailPoint Technologies Holding, Inc.*		566,184
222,851	Science Applications International Corp.		16,631,370
491,285	SVMK, Inc.*		6,637,260
			115,346,769
	Technology Hardware & Equipment - 3.6%
270,489	CTS Corp.		6,732,471
151,074	Itron, Inc.*		8,434,461
145,235	Lumentum Holdings, Inc.*		10,703,820
320,692	Pure Storage, Inc. Class A*		3,944,512
51,303	Rogers Corp.*		4,844,029
			34,659,293
	Telecommunication Services - 0.2%
33,546	Bandwidth, Inc. Class A*		2,257,310
	Transportation - 0.5%
246,116	Marten Transport Ltd.		5,050,300
	Total Common Stocks (cost $992,083,114)		$936,520,949
Short-Term Investments - 4.9%
	Other Investment Pools & Funds - 2.0%
19,254,631	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.22%(2)		19,254,631
	Securities Lending Collateral - 2.9%
1,387,242	Citibank NA DDCA, 0.08%, 4/1/2020(2)		1,387,242
14,869,653	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(2)		14,869,653
2,953,347	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.32%(2)		2,953,347
8,487,902	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.22%(2)		8,487,902
			27,698,144
	Total Short-Term Investments (cost $46,952,775)		$46,952,775
	Total Investments (cost $1,039,035,889)	102.5%	$983,473,724
	Other Assets and Liabilities	(2.5)%	(24,119,585)
	Total Net Assets	100.0%	$959,354,139

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$7,539,702	$7,539,702	$—	$—
Banks	32,559,917	32,559,917	—	—
Capital Goods	128,282,872	128,282,872	—	—
Commercial & Professional Services	43,703,839	43,703,839	—	—
Consumer Durables & Apparel	51,615,665	51,615,665	—	—
Consumer Services	18,458,234	18,458,234	—	—
Diversified Financials	17,650,595	17,650,595	—	—
Energy	2,602,263	2,602,263	—	—
Food & Staples Retailing	11,468,390	11,468,390	—	—
Food, Beverage & Tobacco	27,679,266	27,679,266	—	—
Health Care Equipment & Services	145,603,892	145,603,892	—	—
Household & Personal Products	4,625,324	4,625,324	—	—
Insurance	16,729,263	16,729,263	—	—
Materials	24,752,987	24,752,987	—	—
Media & Entertainment	6,051,595	6,051,595	—	—
Pharmaceuticals, Biotechnology & Life Sciences	156,173,286	156,173,286	—	—
Real Estate	31,411,129	31,411,129	—	—
Retailing	17,812,888	17,812,888	—	—
Semiconductors & Semiconductor Equipment	34,486,170	34,486,170	—	—
Software & Services	115,346,769	115,346,769	—	—
Technology Hardware & Equipment	34,659,293	34,659,293	—	—
Telecommunication Services	2,257,310	2,257,310	—	—
Transportation	5,050,300	5,050,300	—	—
Short-Term Investments	46,952,775	46,952,775	—	—

Total	$983,473,724	$983,473,724	$—	$—

(1)	For the period ended March 31, 2020, there were no transfers in and out of Level 3.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 14.9%
	Agency Collat PAC CMO - 0.1%
$1,337,484	Freddie Mac Strips 5.00%, 09/15/2036(1)	$262,180
	Asset-Backed - Automobile - 0.3%
1,020,000	Toyota Auto Loan Extended Note Trust 2.56%, 11/25/2031(2)	1,033,249
	Asset-Backed - Finance & Insurance - 0.4%
1,075,669	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(2)	1,072,560
263,324	Structured Asset Securities Corp. 2.45%, 02/25/2033, 1 mo. USD LIBOR + 1.500%(3)	260,586
		1,333,146
	Commercial Mortgage - Backed Securities - 5.1%
22,817,531	Benchmark Mortgage Trust 0.54%, 07/15/2051(1)(4)	712,071
6,753,775	Cantor Commercial Real Estate 1.14%, 05/15/2052(1)(4)	490,592
3,400,000	CSMC Trust 2.76%, 04/05/2033(2)	3,342,716
	FREMF Mortgage Trust
955,000	3.65%, 11/25/2050(2)(4)	927,443
1,515,000	3.70%, 04/25/2048(2)(4)	1,465,422
1,325,000	3.73%, 10/25/2049(2)(4)	1,246,602
1,005,000	3.80%, 02/25/2050(2)(4)	977,934
700,000	3.84%, 10/25/2049(2)(4)	663,754
660,000	3.94%, 09/25/2049(2)(4)	629,536
4,580,000	3.98%, 04/25/2051(2)(4)	4,347,822
405,184	5.63%, 04/25/2020(2)(4)	404,081
1,175,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(2)	1,167,799
7,575,192	Morgan Stanley Capital Trust 0.83%, 07/15/2051(1)(4)	379,241
448,000	Natixis Commercial Mortgage Securities Trust 4.40%, 06/17/2038(2)	378,476
	Wells Fargo N.A.
3,312,763	0.70%, 12/15/2052(1)(4)	174,812
5,259,116	0.84%, 09/15/2062(1)(4)	320,175
7,365,049	0.89%, 01/15/2063(1)(4)	489,552
		18,118,028
	Other Asset-Backed Securities - 4.3%
1,755,000	MMAF Equipment Finance LLC 2.29%, 11/12/2041(2)	1,667,092
	Towd Point Mortgage Trust
2,883,724	1.55%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(2)(3)	2,782,399
1,990,228	2.90%, 10/25/2059(2)(4)	1,947,103
415,220	3.00%, 11/25/2057(2)(4)	413,532
2,399,000	3.75%, 04/25/2055(2)(4)	2,318,837
2,092,173	3.75%, 03/25/2058(2)(4)	2,147,898
1,978,848	3.75%, 05/25/2058(2)(4)	1,976,871
1,896,889	United States Small Business Administration 3.07%, 05/01/2044	1,994,256
		15,247,988
	Whole Loan Collateral CMO - 4.7%
1,793,563	Angel Oak Mortgage Trust LLC 2.93%, 05/25/2059(2)(4)	1,724,688
2,099,035	CIM Trust 3.00%, 04/25/2057(2)(4)	2,092,792
995,415	COLT Mortgage Loan Trust 3.34%, 05/25/2049(2)(4)	974,016
	Deephaven Residential Mortgage Trust
163,304	2.73%, 12/26/2046(2)(4)	159,487

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 1,053,328	3.56%, 04/25/2059(2)(4)	$1,024,748
573,406	LSTAR Securities Investment Trust 3.08%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(2)(3)	551,022
1,441,211	Mill City Mortgage Loan Trust 3.25%, 05/25/2062(2)(4)	1,453,850
	New Residential Mortgage Loan Trust
2,178,444	2.80%, 07/25/2049(2)(4)	2,138,666
812,502	3.25%, 09/25/2056(2)(4)	824,816
1,143,335	3.60%, 04/25/2049(2)(4)	1,132,971
987,269	3.75%, 03/25/2056(2)(4)	1,016,000
911,692	Spruce Hill Mortgage Loan Trust 3.40%, 04/29/2049(2)(4)	856,178
	Verus Securitization Trust
1,305,932	2.78%, 07/25/2059(2)(5)	1,280,424
1,203,823	3.21%, 05/25/2059(2)(4)	1,178,758
		16,408,416
	Total Asset & Commercial Mortgage-Backed Securities (cost $53,733,424)	$52,403,007
U.S. Government Agencies - 43.7%
	Mortgage-Backed Agencies - 43.7%
	FHLMC - 8.7%
$ 1,749,667	1.13%, 12/15/2027	$1,755,441
2,804,643	1.13%, 02/25/2052(1)(4)	245,655
1,508,585	1.25%, 12/15/2027	1,518,104
2,070,590	1.25%, 07/15/2042	2,084,203
2,577,645	1.57%, 01/25/2022	2,582,555
3,915,000	1.65%, 01/25/2030(1)(4)	462,362
552,092	2.50%, 12/15/2026(1)	20,979
568,493	2.50%, 03/15/2028(1)	31,922
416,463	2.50%, 05/15/2028(1)	27,708
703,753	3.00%, 04/15/2028(1)	52,633
523,797	3.00%, 05/15/2032(1)	28,067
456,733	3.00%, 03/15/2033(1)	44,093
3,245,494	3.00%, 11/01/2036	3,425,914
108,519	3.00%, 09/01/2045	114,601
3,043,473	3.00%, 05/15/2046	3,239,204
706,255	3.00%, 08/15/2047	746,953
4,331,835	3.50%, 11/15/2025	4,555,967
531,177	3.50%, 06/15/2026(1)	19,596
228,935	3.50%, 09/15/2026(1)	15,872
365,660	3.50%, 03/15/2027(1)	22,616
1,198,777	3.50%, 01/15/2028(1)	95,056
89,199	3.85%, 07/25/2028, 1 mo. USD LIBOR + 2.900%(3)	88,649
215,758	4.00%, 07/15/2027(1)	17,193
623,158	4.00%, 03/15/2028(1)	41,125
346,255	4.00%, 06/15/2028(1)	25,058
720,744	4.00%, 07/15/2030(1)	71,945
1,253,824	4.50%, 02/15/2027(1)	103,354
1,724,621	4.50%, 05/15/2034	1,890,819
1,222,931	4.95%, 08/25/2024, 1 mo. USD LIBOR + 4.000%(3)	1,160,638
580,420	5.00%, 09/15/2033(1)	104,985
679,470	5.00%, 02/15/2048(1)	108,094
3,242	5.50%, 06/01/2034	3,618
24,503	5.50%, 10/01/2035	27,773
42,146	5.50%, 04/01/2037	47,654
632,001	5.50%, 12/01/2037	714,458
203,112	5.50%, 04/01/2038	230,335
12,232	5.50%, 05/01/2038	13,867
936,216	5.50%, 08/01/2038	1,060,981
1,909	5.50%, 12/01/2039	2,162
8,900	6.00%, 10/01/2021	9,843
19,201	6.00%, 10/01/2022	21,236
41,930	6.00%, 01/01/2028	46,402
12,545	6.00%, 04/15/2028	14,144
24,901	6.00%, 05/15/2028(6)	28,462

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 30,930	6.00%, 11/15/2028	$34,917
56,602	6.00%, 12/15/2028	64,366
121,085	6.00%, 01/15/2029	135,032
27,267	6.00%, 02/15/2029	30,955
31,157	6.00%, 03/15/2029	34,801
21,121	6.00%, 05/15/2029	23,866
4,528	6.00%, 06/15/2029	5,127
1,209	6.00%, 03/15/2031	1,371
58,195	6.00%, 04/15/2031	65,284
24,434	6.00%, 10/15/2031	28,229
32,804	6.00%, 12/01/2031	37,577
187,524	6.00%, 12/15/2031(6)	224,078
267,900	6.00%, 12/15/2031	318,015
8,742	6.00%, 05/15/2032	9,767
557,608	6.00%, 06/15/2032	623,243
494,750	6.00%, 09/15/2032	573,426
36,734	6.00%, 10/15/2032	42,586
363	6.00%, 11/01/2032	417
35,122	6.00%, 11/15/2032	41,017
13,684	6.00%, 04/01/2033	15,149
13,896	6.00%, 09/01/2034	15,971
3,498	6.50%, 04/01/2028	3,924
182,637	6.50%, 08/15/2028	208,546
442,320	6.50%, 05/15/2032	523,035
66,878	6.50%, 08/01/2032	75,966
167,646	6.50%, 09/01/2032	196,455
8,091	7.00%, 10/01/2026	8,117
1,733	7.00%, 03/01/2027	1,871
1,556	7.00%, 12/01/2027	1,561
634	7.00%, 02/01/2029	744
402	7.00%, 05/01/2029	474
432	7.00%, 09/01/2029	456
337	7.00%, 02/01/2031	393
54,741	7.00%, 04/01/2032	64,206
53,461	7.00%, 05/01/2032	54,971
42,034	7.00%, 06/01/2032	50,371
64,663	7.00%, 11/01/2032	75,974
1,301	7.50%, 05/01/2024	1,399
348	7.50%, 06/01/2024	349
804	7.50%, 06/01/2025	875
2,725	8.00%, 08/01/2024	2,747
3,463	8.00%, 09/01/2024	3,565
50	8.00%, 10/01/2024	54
		30,523,543
	FNMA - 19.7%
$ 8,431,782	1.25%, 02/25/2028	$8,482,454
2,065,045	1.50%, 09/25/2027	2,090,671
6,662,237	1.57%, 05/25/2029(1)(4)	685,018
951,273	2.00%, 09/25/2039	926,115
655,445	2.05%, 11/01/2023	678,345
724,688	2.05%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(3)	718,112
557,340	2.06%, 08/25/2025, 1 mo. USD LIBOR + 0.400%(3)	551,342
1,008,221	2.11%, 04/25/2055(1)(4)	59,889
471,831	2.14%, 04/25/2024, 1 mo. USD LIBOR + 0.490%(3)	469,308
1,512,980	2.19%, 08/25/2044(1)(4)	69,620
1,251,799	2.20%, 06/25/2055(1)(4)	69,547
3,237,567	2.22%, 10/01/2022	3,331,410
198,703	2.45%, 11/01/2022	205,750
22,459	2.50%, 01/01/2043	23,379
260,343	2.54%, 03/01/2023	270,994
2,500,000	2.68%, 05/01/2025	2,685,976
75,983	2.74%, 04/01/2022	78,265
84,247	2.83%, 06/01/2022	86,862
237,662	2.94%, 06/01/2022	245,365
109,535	2.96%, 04/01/2022(4)	110,818

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 936,515	3.00%, 02/25/2027(1)	$47,897
1,025,980	3.00%, 07/25/2027(1)	58,952
405,320	3.00%, 09/25/2027(1)	26,373
49,347	3.00%, 12/01/2030	51,845
1,076,186	3.00%, 06/25/2043	1,130,103
1,060,908	3.00%, 02/25/2049	1,121,921
552,649	3.25%, 12/01/2021	566,711
331,632	3.26%, 01/01/2022(4)	343,458
209,339	3.50%, 11/01/2020	209,591
2,312,580	3.50%, 04/25/2027(1)	157,084
421,386	3.50%, 05/25/2027(1)	29,792
720,218	3.50%, 10/25/2027(1)	52,423
223,297	3.50%, 08/25/2030(1)	17,722
473,180	3.50%, 02/25/2031(1)	30,592
462,231	3.50%, 09/25/2035(1)	47,732
8,918,617	3.50%, 04/25/2044	9,776,224
2,464,805	3.50%, 03/25/2045	2,570,391
464,780	3.50%, 10/25/2046(1)	71,886
2,681,918	3.50%, 01/25/2047	2,834,511
2,984,260	3.50%, 04/25/2053	3,156,635
1,948,921	3.50%, 10/25/2056	2,093,504
3,152,642	3.50%, 08/25/2058	3,413,687
464,269	3.51%, 11/01/2021	476,310
1,664,634	3.65%, 11/01/2021	1,710,530
81,093	3.65%, 08/01/2023	87,328
970,663	3.73%, 07/01/2022(4)	1,005,058
978,737	3.75%, 09/01/2023	1,058,667
90,092	3.81%, 11/01/2023	97,761
273,679	3.85%, 01/01/2024	298,434
370,990	3.89%, 10/01/2023	403,508
2,700,000	3.98%, 07/01/2021	2,777,879
52,941	3.99%, 07/01/2021	54,097
638,775	4.00%, 05/25/2027(1)	41,621
983,037	4.50%, 10/01/2040	1,076,921
430,500	4.50%, 10/01/2041	471,621
2,020,544	4.50%, 02/25/2042(1)	243,122
1,305,473	4.50%, 01/01/2043	1,430,149
381,470	4.50%, 09/01/2043	417,432
1,262,104	4.50%, 08/01/2044	1,382,371
2,203,106	4.50%, 09/25/2047(1)	317,358
70,382	5.00%, 06/01/2025	74,003
149,175	5.47%, 05/25/2042(1)(4)	14,585
109,466	6.00%, 10/01/2023	121,031
16,569	6.00%, 10/25/2028	18,627
6,872	6.00%, 11/25/2028	7,813
25,971	6.00%, 04/25/2029	29,273
424	6.00%, 05/01/2029	482
19,888	6.00%, 05/25/2029	22,504
18,414	6.00%, 06/25/2029(6)	21,082
43,076	6.00%, 07/25/2029	48,844
205,953	6.00%, 05/25/2031(6)	232,549
70,698	6.00%, 09/25/2031	79,936
18,323	6.00%, 11/25/2031	20,558
317,890	6.00%, 12/25/2031	366,600
193,651	6.00%, 01/01/2032	216,294
201	6.00%, 04/01/2032	222
246	6.00%, 05/01/2032	281
1,274	6.00%, 09/25/2032	1,491
70,230	6.00%, 11/01/2032	77,777
33,909	6.00%, 02/01/2033	38,891
164,408	6.00%, 03/01/2033	188,412
526,846	6.00%, 05/01/2033	603,984
4,388	6.00%, 08/01/2034	4,859
115,724	6.00%, 01/01/2035	128,654
1,506,318	6.00%, 02/01/2037	1,731,756
1,240,684	6.00%, 01/25/2042(1)	210,628

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 904,687	6.00%, 09/25/2047(1)	$211,139
14	6.50%, 04/01/2024	15
93	6.50%, 04/01/2027	103
10,600	6.50%, 04/01/2028	11,747
92	6.50%, 05/01/2028	102
5,341	6.50%, 10/01/2028	5,967
94,167	6.50%, 11/01/2028	106,532
46,217	6.50%, 12/01/2028	51,919
210,004	6.50%, 06/25/2029	230,833
140,016	6.50%, 08/01/2029	160,293
730	6.50%, 11/01/2030	809
3,290	6.50%, 05/01/2031	3,811
93,420	6.50%, 10/25/2031	109,164
685,585	6.50%, 08/01/2032	791,637
48,257	6.50%, 09/01/2032	55,196
192	7.00%, 11/01/2031	197
137,881	7.00%, 02/01/2032	161,482
2,483	7.50%, 06/01/2023	2,639
1,134	8.00%, 10/01/2029	1,309
56	8.00%, 03/01/2030	57
3,780	8.00%, 04/01/2030	4,626
7	8.00%, 06/01/2030	7
10,733	8.00%, 10/01/2030	13,043
23,608	8.00%, 12/01/2030	27,739
6	9.00%, 08/01/2020	6
6,560	9.00%, 09/01/2021	6,597
		69,216,546
	GNMA - 10.0%
$ 202,401	1.75%, 09/20/2043	$208,282
5,828,849	2.38%, 04/20/2044	6,046,000
1,507,804	2.50%, 12/16/2039	1,575,609
482,626	3.00%, 09/20/2028(1)	35,927
330,742	3.00%, 02/16/2043(1)	39,933
2,256,207	3.00%, 04/20/2045	2,415,081
34,000	3.00%, 04/21/2050(7)	35,940
193,277	3.50%, 02/16/2027(1)	13,997
485,420	3.50%, 03/20/2027(1)	39,801
451,685	3.50%, 07/20/2040(1)	31,783
697,926	3.50%, 02/20/2041(1)	44,690
1,250,157	3.50%, 04/20/2042(1)	87,037
1,872,910	3.50%, 10/20/2042(1)	280,264
146,632	3.50%, 05/20/2043(1)	23,254
1,042,897	3.50%, 07/20/2043(1)	115,098
2,641,444	3.50%, 01/20/2048	2,889,776
136,024	4.00%, 12/16/2026(1)	10,460
2,048,864	4.00%, 05/20/2029(1)	162,991
365,205	4.00%, 03/20/2043(1)	57,989
177,526	4.00%, 01/20/2044(1)	30,192
1,236,340	4.00%, 03/20/2047(1)	161,464
1,961,590	4.00%, 07/20/2047(1)	191,081
14,060,000	4.00%, 04/21/2050(7)	14,936,704
509,736	4.50%, 04/20/2045(1)	85,375
2,741,244	4.50%, 08/20/2045	439,680
1,907,444	4.50%, 05/20/2048(1)	196,299
520,777	5.00%, 01/20/2034	576,839
1,493,389	5.00%, 02/16/2040(1)	270,233
440,422	5.00%, 05/20/2040(1)	90,111
1,291,063	5.00%, 03/16/2044(1)	189,094
343,214	5.00%, 01/16/2047(1)	64,964
1,983,913	5.00%, 02/20/2050(1)	385,663
693,733	5.50%, 09/20/2033	783,733
1,105,415	5.50%, 03/20/2039(1)	199,111
1,075,981	5.50%, 02/16/2047(1)	192,740
658,858	5.50%, 02/20/2047(1)	107,316
292,813	6.00%, 01/15/2033	332,696

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 222,887	6.00%, 02/15/2033	$250,984
1,187,737	6.00%, 09/20/2040(1)	225,989
963,375	6.00%, 02/20/2046(1)	209,035
24,430	6.50%, 12/15/2028	28,480
20,199	6.50%, 05/15/2029	23,676
5,317	6.50%, 09/15/2031	5,835
173,876	6.50%, 10/15/2031	196,958
171,737	6.50%, 11/15/2031	192,088
103,336	6.50%, 01/15/2032	116,045
4,453	7.00%, 06/20/2030	4,664
9,373	7.00%, 05/15/2032	11,252
41,082	7.00%, 07/15/2032	47,584
68,943	7.00%, 09/15/2032	73,419
421,825	7.00%, 10/15/2032(8)	497,450
1,826	7.50%, 01/15/2023	1,833
305	7.50%, 05/15/2023	319
1,841	7.50%, 06/15/2023	1,864
1,818	7.50%, 08/15/2023	1,874
3,790	7.50%, 09/15/2023	3,804
2,360	7.50%, 10/15/2023	2,418
4,948	7.50%, 11/15/2023	5,110
527	7.50%, 12/15/2023	528
754	7.50%, 02/15/2024	757
92	7.50%, 05/15/2024	98
29,985	7.50%, 07/15/2027	33,090
30,185	7.50%, 04/20/2030	35,849
6,274	8.50%, 09/15/2024	6,850
719	8.50%, 06/15/2029	744
3,238	8.50%, 10/15/2029	3,341
1,950	8.50%, 01/15/2030	2,060
7,276	8.50%, 02/15/2030	7,309
644	8.50%, 03/15/2030	670
		35,339,184
	UMBS - 5.3%
$ 3,000,000	2.50%, 04/15/2050(7)	$3,107,812
1,300,000	2.50%, 05/13/2050(7)	1,344,387
750,000	3.00%, 04/15/2050(7)	786,240
600,000	3.00%, 05/13/2050(7)	628,664
9,050,000	4.00%, 04/15/2050(7)	9,651,073
2,300,000	4.50%, 04/15/2050(7)	2,474,926
550,000	5.00%, 04/15/2050(7)	593,291
		18,586,393
	Total U.S. Government Agencies (cost $150,437,497)	$153,665,666
U.S. Government Securities - 41.4%
	U.S. Treasury Securities - 41.4%
$ 426,084	U.S. Treasury Bonds – 0.1% 0.13%, 01/15/2030	$438,696
		438,696
	U.S. Treasury Notes - 41.3%
16,919,000	1.13%, 02/28/2022	17,199,882
16,828,000	1.13%, 02/28/2025	17,445,246
30,526,000	1.38%, 10/15/2022	31,386,929
3,289,000	1.50%, 02/15/2030(9)	3,541,200
30,597,000	1.63%, 12/31/2021	31,349,973
8,907,000	1.88%, 07/31/2022	9,247,623
9,666,000	2.38%, 05/15/2029	11,119,298
8,938,000	2.75%, 08/31/2023	9,676,432
12,991,000	2.75%, 11/15/2023(8)(10)(11)	14,124,160
		145,090,743
	Total U.S. Government Securities (cost $140,680,318)	$145,529,439

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Total Long-Term Investments (cost $344,851,239)		$351,598,112
Short-Term Investments - 9.8%
	Other Investment Pools & Funds - 8.8%
30,810,231	Fidelity Institutional Government Fund, Institutional Class, 0.27%(12)		30,810,231
	Securities Lending Collateral - 1.0%
176,400	Citibank NA DDCA, 0.08%, 4/1/2020(12)		176,400
1,890,807	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(12)		1,890,807
375,544	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.32%(12)		375,544
1,079,311	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.22%(12)		1,079,311
			3,522,062
	Total Short-Term Investments (cost $34,332,293)		$34,332,293
	Total Investments (cost $379,183,532)	109.8%	$385,930,405
	Other Assets and Liabilities	(9.8)%	(34,443,865)
	Total Net Assets	100.0%	$351,486,540

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Securities disclosed are interest-only strips.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $47,319,542, representing 13.5% of net assets.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2020. Base lending rates may be subject to a floor or cap.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(7)	Represents or includes a TBA transaction.
(8)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2020, the market value of securities pledged was $1,478,300.
(9)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(10)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of March 31, 2020, the market value of securities pledged was $2,011,369.
(11)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of March 31, 2020, the market value of securities pledged was $314,208.
(12)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 5-Year Note Future	377	06/30/2020	$47,260,484	$1,193,241
U.S. Treasury 10-Year Note Future	510	06/19/2020	70,730,625	1,852,999

Total				$3,046,240

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Short position contracts:
U.S. Treasury 2-Year Note Future	45	06/30/2020	$9,917,226	$(67)
U.S. Treasury Long Bond Future	16	06/19/2020	2,865,000	(24,810)

Total				$(24,877)

Total futures contracts				$3,021,363

TBA Sale Commitments Outstanding at March 31, 2020
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
GNMA II, 3.00%	$34,000	04/21/2050	$(35,940)	$(1,333)
UMBS, 3.00%	750,000	04/15/2050	(786,240)	(14,092)
UMBS, 4.50%	2,300,000	04/15/2050	(2,474,926)	(6,379)
UMBS, 5.00%	550,000	04/15/2050	(593,291)	4,232
UMBS, 5.00%	550,000	05/13/2050	(592,770)	(5,344)

Total (proceeds receivable $4,460,251)			$(4,483,167)	$(22,916)

At March 31, 2020, the aggregate market value of TBA Sale Commitments represents (1.3)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at March 31, 2020

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	2.95% Fixed	USD	6,201,000	06/18/23	Semi-Annual	$—	$—	$(556,681)	$(556,681)
3 Mo. USD LIBOR	3.00% Fixed	USD	4,916,000	04/30/25	Semi-Annual	—	(35)	(663,868)	(663,833)
3 Mo. USD LIBOR	2.79% Fixed	USD	15,286,000	09/30/25	Semi-Annual	—	—	(2,026,804)	(2,026,804)
3 Mo. USD LIBOR	2.25% Fixed	USD	4,492,000	03/21/28	Semi-Annual	39,522	—	(574,597)	(614,119)
3 Mo. USD LIBOR	2.83% Fixed	USD	2,082,000	12/21/28	Semi-Annual	—	—	(404,138)	(404,138)

Total						$39,522	$(35)	$(4,226,088)	$(4,265,575)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
PT	Perseroan Terbatas
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage-Backed Securities	$52,403,007	$—	$52,403,007	$—
U.S. Government Agencies	153,665,666	—	153,665,666	—
U.S. Government Securities	145,529,439	—	145,529,439	—
Short-Term Investments	34,332,293	34,332,293	—	—
Futures Contracts(2)	3,046,240	3,046,240	—	—

Total	$388,976,645	$37,378,533	$351,598,112	$—

Liabilities
Futures Contracts(2)	$(24,877)	$(24,877)	$—	$—
Swaps - Interest Rate(2)	(4,265,575)	—	(4,265,575)	—
TBA Sale Commitments	(4,483,167)	—	(4,483,167)	—

Total	$(8,773,619)	$(24,877)	$(8,748,742)	$—

(1)	For the period ended March 31, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford HLS Series Fund II, Inc. (the “Company”)

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Annual Report.

2. Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of March 31, 2020.

	Investment Securities on Loan, at market value(1)	Collateral Posted by Borrower(3)	Net Amount(2)
Growth Opportunities HLS Fund	17,043,606	(17,043,606)	—
Small Cap Growth HLS Fund	26,229,145	(26,229,145)	—
U.S. Government Securities HLS Fund	3,445,376	(3,445,376)	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
(3)	Collateral received in excess of the market value of securities on loan is not presented in this table.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Growth Opportunities HLS Fund	17,873,767	—
Small Cap Growth HLS Fund	27,698,144	—
U.S. Government Securities HLS Fund	3,522,062	—

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2020.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements
Growth Opportunities HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$17,873,767	$—	$—	$—	$17,873,767

Total Borrowings	$17,873,767	$—	$—	$—	$17,873,767

Gross amount of recognized liabilities for securities lending transactions					$17,873,767

Small Cap Growth HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$27,698,144	$—	$—	$—	$27,698,144

Total Borrowings	$27,698,144	$—	$—	$—	$27,698,144

Gross amount of recognized liabilities for securities lending transactions					$27,698,144

U.S. Government Securities HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
U.S. Government Securities	$3,522,062	$—	$—	$—	$3,522,062

Total Borrowings	$3,522,062	$—	$—	$—	$3,522,062

Gross amount of recognized liabilities for securities lending transactions	$ 3,522,062

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.